CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 129,410	$ 65,663
Restricted cash	346
Accounts receivable, net	7,118	7,556
Inventories	12,579	9,619
Prepaid expenses	2,032	855
Due from related parties	21,875	20,426
Other current assets	459,132	14,329
Total current assets	632,492	118,448
NON-CURRENT ASSETS
Fixed assets at cost, net of accumulated depreciation of $1,055,792 (2020: $941,960)	2,861,651	2,479,937
Right-of-use assets, net of accumulated amortization of $3,085	79,442
Deferred charges, net	11,801	17,339
Investments in affiliates		15,273
Other non-current assets	41,739	83,383
Total non-current assets	2,994,633	2,595,932
Total assets	3,627,125	2,714,380
CURRENT LIABILITIES
Accounts payable	18,925	10,613
Accrued liabilities	20,846	10,960
Current portion of long-term debt, net	95,750	155,662
Current portion of long-term leaseback obligation, net	85,815	24,515
Accumulated accrued interest, current portion	6,146	18,036
Unearned revenue	83,180	19,476
Other current liabilities	8,645	423
Total current liabilities	319,307	239,685
LONG-TERM LIABILITIES
Long-term debt, net	1,017,916	1,187,345
Long-term leaseback obligation, net of current portion	136,513	95,585
Accumulated accrued interest, net of current portion	24,155	136,433
Unearned revenue, net of current portion	37,977	19,574
Other long-term liabilities	3,234	181
Total long-term liabilities	1,219,795	1,439,118
Total liabilities	1,539,102	1,678,803
Commitments and Contingencies
STOCKHOLDERS' EQUITY
Preferred stock (par value $0.01, 100,000,000 preferred shares authorized and not issued as of December 31, 2021 and December 31, 2020)
Common stock (par value $0.01, 750,000,000 common shares authorized as of December 31, 2021 and December 31, 2020. 25,056,009 and 24,788,598 shares issued; and 20,716,738 and 20,449,327 shares outstanding as of December 31, 2021 and December 31, 2020, respectively)	207	204
Additional paid-in capital	770,676	755,390
Accumulated other comprehensive loss	(71,455)	(86,669)
Retained earnings	1,388,595	366,652
Total stockholders' equity	2,088,023	1,035,577
Total liabilities and stockholders' equity	$ 3,627,125	$ 2,714,380